Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended									12 Months Ended
	May 22, 2019	Mar. 13, 2018	Mar. 09, 2018	Apr. 04, 2019	Jan. 18, 2019	Mar. 31, 2018	Dec. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Sep. 30, 2015	Mar. 31, 2014	Nov. 28, 2013	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	May 31, 2018	Dec. 03, 2015
Statement Line Items [Line Items]
Ordinary shares	45,000,000			9,846,156	4,476,192
Gross proceeds	$ 6,000			$ 3,200	$ 2,350
Series Ten [Member]
Statement Line Items [Line Items]
Fair value of warrants issued														$ 146	$ 240
Registered warrants													39,042,000
Warrants were exercisable into ordinary shares													1,561,680
Warrants expired date													Oct. 31, 2017
Series Ten [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price													$ 9.85
Series Eleven [Member]
Statement Line Items [Line Items]
Fair value of warrants issued														126	307
Registered warrants													37,372,500
Warrants were exercisable into ordinary shares													1,494,900
Warrants expired date													Oct. 31, 2017
Series Eleven [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price													$ 9.80
Series Twelve [Member]
Statement Line Items [Line Items]
Fair value of warrants issued														$ 291	$ 303
Registered warrants													1,470,000
Warrants were exercisable into ordinary shares													1,470,000
Warrants expired date													Oct. 31, 2017
Series Twelve [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price													$ 15.29
Series Seven [Member]
Statement Line Items [Line Items]
Registered warrants											9,907,500
Warrants were exercisable into ordinary shares											396,300
Financial income											$ 258
December 2014 Financing [Member]
Statement Line Items [Line Items]
Financing of commitment											$ 1,535
March 2014 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares par value											$ 2.225
Fair value of warrants issued											$ 1,098
Two Zero One Three Paln [Member]
Statement Line Items [Line Items]
Description of option agreement												Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance shares of common stock												2,500,000
Options are exercisable into ordinary shares													1,215,000
Two Zero One Three Paln [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value												$ 0.25
Wize Pharma Inc [Member]
Statement Line Items [Line Items]
Ordinary shares							356,803						356,803
ADS [Member]
Statement Line Items [Line Items]
Ordinary shares							138,890									400,000
Additional ordinary shares							69,445
Ordinary shares issued													18,500			200,000
Warrants term								five and a half years
Warrants exercise price								$ 2.25
ADS [Member] | December 2014 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares											3.215
Warrants exercise price											$ 6.43
ADS [Member] | March 2014 Financing [Member]
Statement Line Items [Line Items]
Warrants exercise price											$ 4.45
ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Ordinary shares								250,000
Warrants to purchase shares issued								125,000
Warrants exercise price								$ 2.25
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares par value														$ 0.25	$ 0.25
Number of shares authorized							80,000,000						80,000,000	80,000,000
Warrants to purchase additional shares		5,000,004
Aggregate purchase price		$ 5,000
Ordinary Shares [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value																	$ 0.25
Authorized share capital																	$ 10,000
Increased authorized share capital																	$ 20,000
Number of shares authorized																	80,000,000
Ordinary Shares [Member] | ADS [Member]
Statement Line Items [Line Items]
Ordinary shares													37,000
March 2014 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares			982,344
Warrants to purchase additional shares			98,234
January 2017 Financing [Member]
Statement Line Items [Line Items]
Fair value of warrants issued								$ 1,868
Cash issuance costs								$ 621
January 2017 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Financing of commitment													$ 1,868
January 2017 Financing [Member] | ADS [Member] | Private Placement and Accredited Investors [Member]
Statement Line Items [Line Items]
Sold an aggregate shares		3,333,336						2,500,000
Ordinary shares		6,666,672						5,000,000
Warrants to purchase additional shares		2,500,002						1,250,000
Additional ordinary shares								2,500,000
Aggregate purchase price								$ 5,000
Description of warrants exercised		The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.
September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued														2,275,863
Fair value of warrants issued													188
Cash issuance costs													$ 789
September 2015 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Warrants term														Five years
September 2015 Financing [Member] | ADS [Member] | Direct Offering [Member]
Statement Line Items [Line Items]
Ordinary shares										2,068,966
Additional ordinary shares										2,068,966
Gross proceeds										$ 9,000
Issued unregistered warrants to purchase										1,034,483
Ordinary shares issued										4,137,932
September 2015 Financing [Member] | ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued													103,448
Ordinary shares issued													206,897
Exercisable price per share													$ 5.25
Equivalent to ordinary share price per share													$ 2.625
Subject to certain adjustments, for a period													5 years
Cash issuance costs													$ 317
January 2018 Financing [Member]
Statement Line Items [Line Items]
Financing of commitment						$ 3,593
October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued													998,276
Cash issuance costs													$ 525
October 2015 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Warrants term														Half years
October 2015 Financing [Member] | ADS [Member] | Direct Offering [Member]
Statement Line Items [Line Items]
Ordinary shares									1,109,196
Additional ordinary shares									887,356
Gross proceeds									$ 4,825
Issued unregistered warrants to purchase									443,678
Ordinary shares issued									2,218,392
October 2015 Financing [Member] | ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued													55,460
Ordinary shares issued													110,920
Exercisable price per share													$ 5.25
Equivalent to ordinary share price per share													$ 2.625
Subject to certain adjustments, for a period													5 years
Fair value of warrants issued													$ 143
September 2015 Financing and October 2015 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares par value													$ 2.625
September 2015 Financing and October 2015 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Fair value of warrants issued													$ 3,167
Warrants exercise price													$ 5.25
Financing of commitment													$ 1,147